Segment Reporting (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011 segment
Segment Reporting [Abstract]
Number of reportable segments		2
Customer sale percentage of total revenue, maximum	10.00%